Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock	Common Stock Subscribed	Additional Paid-in Capital	Deficit Accumulated During the Development Stage
Balance at Mar. 09, 2010	$ 100	$ 0	$ 0	$ 100	$ 0
Balance (in shares) at Mar. 09, 2010		0
Issuance of common stock	0	5,881	(5,881)	0	0
Issuance of common stock (in shares)		5,880,667
Net loss	(505,630)	0	0	0	(505,630)
Balance at Jun. 30, 2011	(505,530)	5,881	(5,881)	100	(505,630)
Balance (in shares) at Jun. 30, 2011		5,880,667
Balance at Mar. 23, 2010	100	0	0	100	0
Balance (in shares) at Mar. 23, 2010		0
Net loss	(300,589)	0	0	0	(300,589)
Balance at Dec. 31, 2010	(300,489)	0	0	100	(300,589)
Balance (in shares) at Dec. 31, 2010		0
Issuance of common stock	0	5,881	(5,881)	0	0
Issuance of common stock (in shares)		5,880,667
Net loss	(590,215)	0	0	0	(590,215)
Balance at Dec. 31, 2011	(890,704)	5,881	(5,881)	100	(890,804)
Balance (in shares) at Dec. 31, 2011		5,880,667
Balance at Jun. 30, 2011	(505,530)	5,881	(5,881)	100	(505,630)
Balance (in shares) at Jun. 30, 2011		5,880,667
Net loss	(783,383)	0	0	0	(783,383)
Balance at Jun. 30, 2012	(1,288,913)	5,881	(5,881)	100	(1,289,013)
Balance (in shares) at Jun. 30, 2012		5,880,667
Balance at Dec. 31, 2011	(890,704)	5,881	(5,881)	100	(890,804)
Balance (in shares) at Dec. 31, 2011		5,880,667
Net loss	(398,209)	0	0	0	(398,209)
Balance at Jun. 30, 2012	(1,288,913)	5,881	(5,881)	100	(1,289,013)
Balance (in shares) at Jun. 30, 2012		5,880,667
Stock-based compensation	3,687,502	0	0	3,687,502	0
Warrant expense	191,126	0	0	191,126	0
Conversion of equity in reverse merger acquisition	(24,470)	786	5,881	(31,137)	0
Conversion of equity in reverse merger acquisition (in shares)		786,000
Net loss	(6,727,457)	0	0	0	(6,727,457)
Balance at Jun. 30, 2013	(4,162,212)	6,667	0	3,847,591	(8,016,470)
Balance (in shares) at Jun. 30, 2013		6,666,667
Stock-based compensation	495,120	0	0	495,120	0
Beneficial conversion feature	2,922,938	0	0	2,922,938	0
Fair value of warrants for financing and conversion	4,863,979	0	0	4,863,979	0
Issuance of common stock	2,306,276	3,186	0	2,303,090	0
Issuance of common stock (in shares)		3,186,222
Issuance of common stock for note conversions	4,431,943	4,588	0	4,427,355	0
Issuance of common stock for note conversions (in shares)		4,588,457
Issuance of common stock as repayment of related party balance	275,000	176	0	274,824	0
Issuance of common stock as repayment of related party balance (in shares)		176,283
Net loss	(7,725,223)	0	0	0	(7,725,223)
Balance at Mar. 31, 2014	$ 3,407,821	$ 14,617	$ 0	$ 19,134,897	$ (15,741,693)
Balance (in shares) at Mar. 31, 2014		14,617,629